Leases (Lessor, Direct Finance and Sales-Type Leases) (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Net investment in direct finance and sales-type leases
Total minimum lease payments to be received	$ 1,310	$ 1,360
Less: amounts representing estimated executory costs	(182)	(190)
Minimum lease payments receivable	1,128	1,170
Estimated residual value of leased property (unguaranteed)	183	183
Less: Credit loss reserve	(2)	(2)
Less: unearned finance lease income	(655)	(693)
Net investment in direct finance and sales-type leases	654	658
Principal due within one year (included in "Receivables and other current assets")	44	37
Net Investment in direct finance leases - long-term	$ 610	$ 621